Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator
Net (loss) / income attributable to the Company - basic	$ (2,549)	$ 978	$ (8,122)	$ (1,828,944)
Net (loss) / income attributable to the Company - diluted	$ (2,549)	$ 978	$ (8,122)	$ (1,828,944)
Denominator
Weighted average shares – basic	61,623,820	60,592,461	61,349,985	60,471,705
Weighted average shares – diluted	61,623,820	60,662,734	61,349,985	60,471,705
Net loss per share attributable to the Company
Basic	$ (0.04)	$ 0.02	$ (0.13)	$ (30.24)
Diluted	$ (0.04)	$ 0.02	$ (0.13)	$ (30.24)